SCHEDULE OF GOODWILL (Details) - USD ($)	Jun. 30, 2021	Feb. 17, 2021	Dec. 31, 2020
Net	$ 6,507,680	$ 2,085,653
Rohuma US [Member]
Net	3,519,869
MIMO Technologies PVT Ltd [Member]
Net	$ 2,987,811